Loans receivable, net of credit impairment losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Loan receivables	¥ 615,184	¥ 579,654
Loans Receivable [member]
Statement [Line Items]
Loans receivable at amortized cost	765,034	823,770
Accrued interest	273,923	153,181
Gross loans receivable	1,038,957	976,951
Less: Credit impairment losses	(423,773)	(397,297)
Loan receivables	¥ 615,184	¥ 579,654